Income Taxes	12 Months Ended
Oct. 31, 2019
Text block [abstract]
Income Taxes

NOTE 25:  INCOME TAXES

The provision for (recovery of) income taxes is comprised of the following:

Provision for (Recovery of) Income Taxes
(millions of Canadian dollars)	For the years ended October 31
	2019	2018	2017
Provision for income taxes – Consolidated Statement of Income
Current income taxes
Provision for (recovery of) income taxes for the current period	$2,675	$2,873	$2,073

Adjustments in respect of prior years and other	93	(76)	5

Total current income taxes	2,768	2,797	2,078
Deferred income taxes
Provision for (recovery of) deferred income taxes related to the origination and reversal of temporary differences	54	76	215
Effect of changes in tax rates	10	302	13

Adjustments in respect of prior years and other	(97)	7	(53)

Total deferred income taxes	(33)	385	175

Total provision for income taxes – Consolidated Statement of Income	2,735	3,182	2,253
Provision for (recovery of) income taxes – Statement of Other Comprehensive Income
Current income taxes	37	(48)	261

Deferred income taxes	1,070	(701)	(755)

	1,107	(749)	(494)
Income taxes – other non-income related items including business combinations and other adjustments
Current income taxes	(7)	(3)	29

Deferred income taxes	(6)	(2)	–

	(13)	(5)	29
Total provision for (recovery of) income taxes	3,829	2,428	1,788
Current income taxes
Federal	1,256	1,491	1,115
Provincial	891	1,055	797

Foreign	651	200	456

	2,798	2,746	2,368
Deferred income taxes
Federal	127	(244)	(233)
Provincial	87	(160)	(156)

Foreign	817	86	(191)

	1,031	(318)	(580)
Total provision for (recovery of) income taxes	$3,829	$2,428	$1,788

On December 22, 2017, the U.S. government enacted comprehensive tax legislation commonly referred to as the Tax Cuts and Jobs Act (the "U.S. Tax Act"), which made broad and complex changes to the U.S. tax code.

The reduction of the U.S. federal corporate tax rate enacted by the U.S. Tax Act resulted in an adjustment during 2018 to the Bank's U.S. deferred tax assets and liabilities to the lower base rate of 21%. The impact for the year ended October 31, 2018 was a reduction in the value of the Bank's net deferred tax assets resulting in a $366 million income tax expense recorded in the Provision for (recovery of) income taxes on the Consolidated Statement of Income, a $22 million deferred income tax benefit recorded in OCI and a $12 million deferred income tax expense recorded in retained earnings.

The impact of the U.S. Tax Act on the Bank's statutory and effective tax rate is outlined in the following table as part of the Rate differentials on international operations.

The Bank's statutory and effective tax rate is outlined in the following table.

Reconciliation to Statutory Income Tax Rate
(millions of Canadian dollars, except as noted)		2019		2018		2017
Income taxes at Canadian statutory income tax rate	$3,502	26.5%	$3,648	26.5%	$3,262	26.5%
Increase (decrease) resulting from:
Dividends received	(104)	(0.8)	(142)	(1.0)	(498)	(4.0)
Rate differentials on international operations	(728)	(5.5)	(343)	(2.5)	(515)	(4.2)

Other – net	65	0.5	19	0.1	4	–
Provision for income taxes and effective income tax rate	$2,735	20.7%	$3,182	23.1%	$2,253	18.3%

The Canada Revenue Agency (CRA), Revenu Québec Agency (RQA) and Alberta Tax and Revenue Administration (ATRA) are denying certain dividend deductions claimed by the Bank. During fiscal 2019, the CRA reassessed the Bank for $255 million of additional income tax and interest in respect of its 2014 taxation year, and the RQA reassessed the Bank for $6 million of additional income tax and interest in respect of its 2013 taxation year. To date, the CRA, RQA, and ATRA have reassessed the Bank for approximately $814 million of income tax and interest for the years 2011 to 2014. The Bank expects the CRA, RQA, and ATRA to reassess subsequent years on the same basis. The Bank is of the view that its tax filing positions were appropriate and intends to challenge all reassessments.

Deferred tax assets and liabilities comprise of the following:

Deferred Tax Assets and Liabilities
(millions of Canadian dollars)	As at
	October 31 2019	October 31 2018
Deferred tax assets
Allowance for credit losses	$965	$845
Securities	–	920
Trading loans	50	54
Employee benefits	844	739
Pensions	344	59
Losses available for carry forward	95	94
Tax credits	228	326

Other	88	92

Total deferred tax assets	2,614	3,129
Deferred tax liabilities
Securities	527	–
Land, buildings, equipment, and other depreciable assets	242	223
Deferred (income) expense	91	12
Intangibles	40	163

Goodwill	108	94

Total deferred tax liabilities	1,008	492

Net deferred tax assets	1,606	2,637
Reflected on the Consolidated Balance Sheet as follows:
Deferred tax assets	1,799	2,812

Deferred tax liabilities[1]	193	175
Net deferred tax assets	$1,606	$2,637

[1]	Included in Other liabilities on the Consolidated Balance Sheet.

The amount of temporary differences, unused tax losses, and unused tax credits for which no deferred tax asset is recognized on the Consolidated Balance Sheet was $461 million as at October 31, 2019 (October 31, 2018 – $806 million), of which $3 million (October 31, 2018 – $2 million) is scheduled to expire within five years.

Certain taxable temporary differences associated with the Bank's investments in subsidiaries, branches and associates, and interests in joint ventures did not result in the recognition of deferred tax liabilities as at October 31, 2019. The total amount of these temporary differences was $71 billion as at October 31, 2019 (October 31, 2018 – $61 billion).

The movement in the net deferred tax asset for the years ended October 31 was as follows:

Deferred Income Tax Expense (Recovery)
(millions of Canadian dollars)	2019				2018
	Consolidated statement of income	Other comprehensive income	Business combinations and other	Total	Consolidated statement of income	Other comprehensive income	Business combinations and other	Total
Deferred income tax expense (recovery)
Allowance for credit losses	$(120)	$–	$–	$(120)	$79	$–	$–	$79
Trading loans	4	–	–	4	36	–	–	36
Employee benefits	(87)	(18)	–	(105)	61	14	–	75
Pensions	19	(303)	–	(284)	(20)	230	–	210
Losses available for carry forward	(1)	–	–	(1)	37	–	–	37
Tax credits	98	–	–	98	(304)	–	–	(304)
Other deferred tax assets	7	–	(4)	3	54	–	(2)	52
Securities	56	1,391	–	1,447	240	(945)	–	(705)
Land, buildings, equipment, and other depreciable assets	19	–	–	19	216	–	–	216
Deferred (income) expense	79	–	–	79	95	–	–	95
Intangibles	(123)	–	–	(123)	(81)	–	–	(81)

Goodwill	16	–	(2)	14	(28)	–	–	(28)
Total deferred income tax expense (recovery)	$(33)	$1,070	$(6)	$1,031	$385	$(701)	$(2)	$(318)